UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-04367
Columbia Funds Series Trust I
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Daniel J. Beckman
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

August
Date of reporting period:
August 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders

Columbia Emerging Markets Fund
Class A / EEMAX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 149	1.42%
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the
Average
Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail
and
electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining
sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class A shares
of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	9.77	1.76	1.95
Class A (including sales charges)	3.44	0.56	1.35
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of
Additional
Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment
Distributors
, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Advisor Class / CEMHX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Advisor Class	$ 123	1.17%
Management's Discussion of Fund Performance
The performance of Advisor Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy
and
industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-
based
casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Advisor Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Advisor Class	10.11	2.02	2.21
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed
by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management
Investment
Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Class C / EEMCX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 227	2.18%
Management's Discussion of Fund
Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer
staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class C shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.01	1.01	1.20
Class C (including sales charges)	8.01	1.01	1.20
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage
of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional Class / UMEMX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 123	1.17%
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials
sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants &
leisure
, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.10	2.02	2.21
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment
Distributors
, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional 2 Class / CEKRX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 112	1.07%
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the
period
presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and electrical equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer
, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 2 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.17	2.14	2.34
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name
of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Columbia Emerging Markets Fund
Institutional 3 Class / CEKYX
Annual Shareholder Report | August 31, 2024
This annual shareholder report contains important information about Columbia Emerging Markets Fund (the Fund) for the period of September 1, 2023 to August 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 108	1.03%
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, retail and
electrical
equipment sub-sectors boosted the Fund’s results most during the annual period.
Allocations
| Larger allocations to the information technology sector and smaller allocations to the materials sector, particularly within the chemicals and metals and mining sub-sectors, buoyed Fund results during the annual period.
Individual holdings
| Positions in MercadoLibre, Inc., an Argentinian company that operates online marketplaces dedicated to e-commerce and online auctions; ASPEED Technology, Inc., a Taiwanese semiconductor devices company; TSMC Co., Ltd., a Taiwanese semiconductor manufacturing company; and SK Hynix, a South Korean semiconductor devices manufacturer, were among the top contributors to Fund performance.
Top Performance Detractors
Stock selection
| Selections in the financials, communication services, energy and industrials sectors hurt the Fund’s results during the annual period.
Allocations
| Large weightings in beverages, hotels restaurants & leisure, consumer staples distribution
and retail, and software detracted.
Individual holdings
| Fund positions in Baidu, Inc., a Chinese internet search company; Bank Rakyat, an Indonesia bank; Sands China Ltd., a Hong Kong-based casinos and gaming company; and Meituan, a Chinese online food delivery platform, were top detractors during the period.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Institutional 3 Class shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.29	2.18	2.39
MSCI Emerging Markets Index (Net)	15.07	4.79	2.56
MSCI EAFE Index (Net)	19.40	8.61	5.20
Past performance does not guarantee future performance
. Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/mutual-funds
for more recent performance information.
Key Fund Statistics
Fund net assets	$ 1,115,762,572
Total number of portfolio holdings	104
Management services fees (represents 1.05% of Fund average net assets)	$ 12,176,489
Portfolio turnover for the reporting period	44%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund
represented
as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Taiwan Semiconductor Manufacturing Co., Ltd.	11.2%
Tencent Holdings Ltd.	5.2%
Samsung Electronics Co., Ltd.	5.1%
SK Hynix, Inc.	2.9%
PT Bank Central Asia Tbk	2.7%
ICICI Bank Ltd., ADR	2.5%
MercadoLibre, Inc.	2.3%
Larsen & Toubro Ltd.	2.1%
PT Bank Rakyat Indonesia Persero Tbk	1.9%
MediaTek, Inc.	1.8%
Equity Sector Allocation
Geographic Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial
information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report.
The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.

Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Distributors, Inc.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	August 31, 2024	August 31, 2023	August 31, 2024	August 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	2,500	0	0	0
Tax fees (c)	13,795	12,850	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Columbia Emerging Markets Fund
Annual Financial Statements and Additional Information
August 31, 2024

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

Columbia Emerging Markets Fund | 2024

Portfolio of Investments
August 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 99.6%
Issuer	Shares	Value ($)
Brazil 8.9%
Banco BTG Pactual SA	1,170,887	7,358,621
Banco do Brasil SA	1,089,312	5,427,280
Equatorial Energia SA	498,607	3,014,140
Itaú Unibanco Holding SA, ADR	1,456,666	9,497,462
MercadoLibre, Inc.(a)	12,498	25,766,627
NU Holdings Ltd., Class A(a)	839,192	12,562,704
Petroleo Brasileiro SA, ADR	457,185	6,962,927
PRIO SA	1,082,143	8,968,656
Raia Drogasil SA	1,039,349	5,049,260
TOTVS SA	899,805	4,773,671
WEG SA	1,069,722	10,239,889
Total		99,621,237
China 19.6%
BYD Co., Ltd., Class H	650,000	19,907,533
China Animal Healthcare Ltd.(a),(b),(c)	6,354,000	1
China Resources Land Ltd.	1,183,500	3,316,616
DiDi Global, Inc., ADR(a)	1,292,110	4,903,557
Eastroc Beverage Group Co., Ltd., Class A	446,778	14,362,735
Foxconn Industrial Internet Co., Ltd., Class A	2,610,000	7,553,571
Full Truck Alliance Co., Ltd., ADR	584,897	4,240,503
Fuyao Glass Industry Group Co., Ltd., Class A	741,986	5,013,079
Kanzhun Ltd., ADR	195,151	2,431,582
Medlive Technology Co., Ltd.	2,685,573	2,779,395
Meituan, Class B(a)	1,079,400	16,332,846
NetEase, Inc.	397,405	6,388,137
New Horizon Health Ltd.(a),(b),(c)	1,356,000	1,845,028
New Oriental Education & Technology Group, Inc.(a)	534,900	3,254,966
PDD Holdings, Inc., ADR(a)	117,346	11,278,124
PetroChina Co., Ltd., Class H	13,962,000	12,592,575
Shenzhen Inovance Technology Co., Ltd., Class A	404,900	2,467,017
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	220,247	7,772,620
Sieyuan Electric Co., Ltd., Class A	705,800	6,512,492
Tencent Holdings Ltd.	1,187,200	57,579,094
Trip.com Group Ltd., ADR(a)	398,411	18,781,095
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	1,538,451	3,758,793
Common Stocks (continued)
Issuer	Shares	Value ($)
Zijin Mining Group Co., Ltd., Class H	2,706,000	5,443,290
Total		218,514,649
Greece 4.3%
Eurobank Ergasias Services and Holdings SA	4,047,251	9,228,064
JUMBO SA	414,722	10,488,963
Metlen Energy & Metals SA	145,249	5,454,363
National Bank of Greece SA	1,805,573	15,694,599
Piraeus Financial Holdings SA	1,756,233	7,576,318
Total		48,442,307
Hong Kong 0.9%
AIA Group Ltd.	698,600	4,920,019
Techtronic Industries Co., Ltd.	387,264	5,188,878
Total		10,108,897
India 22.2%
360 ONE WAM Ltd.	785,114	10,040,195
APL Apollo Tubes Ltd.	643,432	11,216,902
Astral Ltd.	331,748	7,599,628
Bajaj Finance Ltd.	155,749	13,372,614
Bharti Airtel Ltd.	975,288	18,483,236
Cholamandalam Investment and Finance Co., Ltd.	683,402	11,867,710
CreditAccess Grameen Ltd.	204,846	2,980,246
Eicher Motors Ltd.	52,413	3,101,810
GAIL India Ltd.	1,604,410	4,550,699
HDFC Bank Ltd., ADR	88,558	5,411,779
ICICI Bank Ltd., ADR	968,384	28,383,335
IndusInd Bank Ltd.	701,821	11,928,323
Larsen & Toubro Ltd.	538,371	23,797,422
Macrotech Developers Ltd.(d)	220,582	3,296,921
MakeMyTrip, Ltd.(a)	56,584	5,441,683
Max Healthcare Institute Ltd.	1,328,642	13,667,532
NTPC Ltd.	2,326,876	11,538,788
Persistent Systems Ltd.	119,556	7,376,282
Phoenix Mills Ltd. (The)	299,275	13,459,853
Polycab India Ltd.	135,500	11,013,830
REC Ltd.	1,268,055	9,370,473
Reliance Industries Ltd.	284,443	10,234,038
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Varun Beverages Ltd.	514,207	9,201,225
Total		247,334,524
Indonesia 5.1%
PT Bank Central Asia Tbk	44,304,200	29,598,244
PT Bank Rakyat Indonesia Persero Tbk	64,187,029	21,371,462
PT Sumber Alfaria Trijaya Tbk	28,837,300	5,411,075
Total		56,380,781
Kazakhstan 0.5%
Kaspi.KZ JSC, ADR	40,157	5,257,756
Mexico 4.1%
Arca Continental SAB de CV	733,074	6,610,387
Banco del Bajio SA	988,177	2,462,634
BBB Foods, Inc., Class A(a)	198,466	6,307,249
Corporación Inmobiliaria Vesta SAB de CV	861,780	2,362,054
Gruma SAB de CV, Class B	279,789	5,149,336
Grupo Aeroportuario del Centro Norte SAB de CV	596,758	4,783,336
Grupo Aeroportuario del Pacifico SAB de CV	311,735	5,504,283
Grupo Financiero Banorte SAB de CV, Class O	1,325,682	9,191,611
Qualitas Controladora SAB de CV	479,505	3,840,569
Total		46,211,459
Philippines 1.4%
BDO Unibank, Inc.	5,686,780	15,486,778
Poland 0.6%
Dino Polska SA(a)	74,694	6,210,011
Russian Federation —%
Detsky Mir PJSC(a),(b),(c),(e)	5,893,953	0
South Africa 1.5%
Capitec Bank Holdings Ltd.	37,205	6,076,647
Clicks Group Ltd.	496,901	10,415,028
Total		16,491,675
South Korea 11.0%
Coupang, Inc., Class A(a)	466,717	10,337,782
HD Hyundai Electric Co., Ltd.	66,232	15,162,662
Samsung Biologics Co., Ltd.(a)	11,310	8,293,849
Samsung Electronics Co., Ltd.	1,020,695	56,687,688
SK Hynix, Inc.	248,924	32,619,435
Total		123,101,416
Common Stocks (continued)
Issuer	Shares	Value ($)
Taiwan 18.1%
Accton Technology Corp.	383,995	6,114,297
ASMedia Technology, Inc.	58,000	3,224,210
ASPEED Technology, Inc.	69,000	10,644,904
Chailease Holding Co., Ltd.	13,152	59,900
Chroma ATE, Inc.	492,000	5,023,725
eMemory Technology, Inc.	101,000	8,338,493
Hon Hai Precision Industry Co., Ltd.	2,446,000	14,120,117
MediaTek, Inc.	520,000	20,184,760
Parade Technologies Ltd.	70,000	1,764,876
Taiwan Semiconductor Manufacturing Co., Ltd.	4,235,048	125,380,182
Wiwynn Corp.	123,000	7,338,714
Total		202,194,178
United States 1.4%
Freeport-McMoRan, Inc.	64,075	2,837,241
Globant SA(a)	44,621	9,024,151
Samsonite International SA	1,489,200	3,760,978
Total		15,622,370
Total Common Stocks (Cost $700,768,995)		1,110,978,038

Preferred Stocks 0.5%
Issuer	Shares	Value ($)
South Korea 0.5%
Samsung Electronics Co., Ltd.	122,245	5,492,628
Total Preferred Stocks (Cost $2,452,846)		5,492,628

Rights 0.0%
Issuer	Shares	Value ($)
Brazil 0.0%
Equatorial Energia SA(a)	32,846	11,015
Total Rights (Cost $—)		11,015

The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Money Market Funds 0.7%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 5.521%(f),(g)	8,387,465	8,385,787
Total Money Market Funds (Cost $8,384,948)		8,385,787
Total Investments in Securities (Cost $711,606,789)		1,124,867,468
Other Assets & Liabilities, Net		(9,104,896)
Net Assets		$1,115,762,572
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)
Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At August 31, 2024, the total value of these securities amounted to $1,845,029, which represents 0.17% of total net assets.

(c)	Valuation based on significant unobservable inputs.
(d)
Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. At August 31, 2024, the total value of these securities amounted to $3,296,921, which represents 0.30% of total net assets.

(e)
Denotes a restricted security, which is subject to legal or contractual restrictions on resale under federal securities laws. Disposal of a restricted investment may involve time-consuming negotiations and expenses, and prompt sale at an acceptable price may be difficult to achieve. Private placement securities are generally considered to be restricted, although certain of those securities may be traded between qualified institutional investors under the provisions of Section 4(a)(2) and Rule 144A. The Fund will not incur any registration costs upon such a trade. These securities are valued at fair value determined in good faith under consistently applied procedures approved by the Fund’s Board of Trustees. At August 31, 2024, the total market value of these securities amounted to $0, which represents less than 0.01% of total net assets. Additional information on these securities is as follows:

Security	Acquisition Dates	Shares	Cost ($)	Value ($)
Detsky Mir PJSC	02/08/2017-12/13/2021	5,893,953	8,677,339	—

(f)	The rate shown is the seven-day current annualized yield at August 31, 2024.
(g)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended August 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 5.521%
	20,362,415	306,831,713	(318,808,197)	(144)	8,385,787	2,318	378,530	8,387,465
Abbreviation Legend
ADR	American Depositary Receipt
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange are classified as Level 2. The values of these securities may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation.
Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at August 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Brazil	99,621,237	—	—	99,621,237
China	36,731,304	179,938,316	1,845,029	218,514,649
Greece	—	48,442,307	—	48,442,307
Hong Kong	—	10,108,897	—	10,108,897
India	39,236,797	208,097,727	—	247,334,524
Indonesia	—	56,380,781	—	56,380,781
Kazakhstan	5,257,756	—	—	5,257,756
Mexico	46,211,459	—	—	46,211,459
Philippines	—	15,486,778	—	15,486,778
Poland	—	6,210,011	—	6,210,011
Russian Federation	—	—	0 *	0 *
South Africa	—	16,491,675	—	16,491,675
South Korea	10,337,782	112,763,634	—	123,101,416
Taiwan	—	202,194,178	—	202,194,178
United States	11,861,392	3,760,978	—	15,622,370
Total Common Stocks	249,257,727	859,875,282	1,845,029	1,110,978,038
Preferred Stocks
South Korea	—	5,492,628	—	5,492,628
Total Preferred Stocks	—	5,492,628	—	5,492,628
Rights
Brazil	11,015	—	—	11,015
Total Rights	11,015	—	—	11,015
Money Market Funds	8,385,787	—	—	8,385,787
Total Investments in Securities	257,654,529	865,367,910	1,845,029	1,124,867,468

*	Rounds to zero.
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Portfolio of Investments (continued)
August 31, 2024
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including, but not limited to, intraday index, ADR, and exchange-traded fund movements.
The Fund does not hold any significant investments (greater than one percent of net assets) categorized as Level 3.
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Statement of Assets and Liabilities
August 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $703,221,841)	$1,116,481,681
Affiliated issuers (cost $8,384,948)	8,385,787
Foreign currency (cost $856,553)	856,553
Receivable for:
Investments sold	1,193,608
Capital shares sold	514,057
Dividends	933,134
Foreign tax reclaims	56,203
Expense reimbursement due from Investment Manager	5,476
Prepaid expenses	13,210
Deferred compensation of board members	187,894
Total assets	1,128,627,603
Liabilities
Payable for:
Investments purchased	2,881,366
Capital shares redeemed	1,022,126
Foreign capital gains taxes deferred	8,458,650
Management services fees	32,118
Distribution and/or service fees	1,182
Transfer agent fees	83,114
Compensation of board members	2,297
Other expenses	148,478
Deferred compensation of board members	235,700
Total liabilities	12,865,031
Net assets applicable to outstanding capital stock	$1,115,762,572
Represented by
Paid in capital	963,435,666
Total distributable earnings (loss)	152,326,906
Total - representing net assets applicable to outstanding capital stock	$1,115,762,572
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Statement of Assets and Liabilities (continued)
August 31, 2024
Class A
Net assets	$150,213,901
Shares outstanding	11,622,853
Net asset value per share	$12.92
Maximum sales charge	5.75%
Maximum offering price per share (calculated by dividing the net asset value per share by 1.0 minus the maximum sales charge for Class A shares)	$13.71
Advisor Class
Net assets	$50,456,369
Shares outstanding	3,795,819
Net asset value per share	$13.29
Class C
Net assets	$5,925,000
Shares outstanding	504,881
Net asset value per share	$11.74
Institutional Class
Net assets	$460,365,673
Shares outstanding	34,899,682
Net asset value per share	$13.19
Institutional 2 Class
Net assets	$50,631,446
Shares outstanding	3,800,070
Net asset value per share	$13.32
Institutional 3 Class
Net assets	$398,170,183
Shares outstanding	29,711,238
Net asset value per share	$13.40
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Statement of Operations
Year Ended August 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$26,716,202
Dividends — affiliated issuers	378,530
Foreign taxes withheld	(3,235,769)
Total income	23,858,963
Expenses:
Management services fees	12,176,489
Distribution and/or service fees
Class A	389,830
Class C	69,266
Class R	13,421
Transfer agent fees
Class A	225,836
Advisor Class	63,539
Class C	10,047
Institutional Class	655,528
Institutional 2 Class	34,328
Institutional 3 Class	26,758
Class R	3,967
Custodian fees	400,000
Printing and postage fees	83,354
Registration fees	106,960
Accounting services fees	63,332
Legal fees	23,551
Interest on interfund lending	37,931
Compensation of chief compliance officer	220
Compensation of board members	22,900
Deferred compensation of board members	11,899
Other	369,425
Total expenses	14,788,581
Fees waived or expenses reimbursed by Investment Manager and its affiliates	(1,373,655)
Fees waived by transfer agent
Institutional 2 Class	(5,585)
Institutional 3 Class	(17,409)
Expense reduction	(1,380)
Total net expenses	13,390,552
Net investment income	10,468,411
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	6,308,260
Investments — affiliated issuers	2,318
Foreign currency translations	(2,763,560)
Net realized gain	3,547,018
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	100,408,999
Investments — affiliated issuers	(144)
Foreign currency translations	1,491,923
Foreign capital gains tax	(3,591,786)
Net change in unrealized appreciation (depreciation)	98,308,992
Net realized and unrealized gain	101,856,010
Net increase in net assets resulting from operations	$112,324,421
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Statement of Changes in Net Assets

	Year Ended August 31, 2024	Year Ended August 31, 2023
Operations
Net investment income	$10,468,411	$11,031,645
Net realized gain (loss)	3,547,018	(140,879,797)
Net change in unrealized appreciation (depreciation)	98,308,992	120,015,280
Net increase (decrease) in net assets resulting from operations	112,324,421	(9,832,872)
Decrease in net assets from capital stock activity	(214,769,501)	(287,565,015)
Total decrease in net assets	(102,445,080)	(297,397,887)
Net assets at beginning of year	1,218,207,652	1,515,605,539
Net assets at end of year	$1,115,762,572	$1,218,207,652
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Statement of Changes in Net Assets  (continued)

	Year Ended		Year Ended
	August 31, 2024		August 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class A
Shares sold	800,725	9,774,297	1,560,745	18,013,246
Shares redeemed	(3,395,697)	(41,316,126)	(4,676,741)	(53,749,529)
Net decrease	(2,594,972)	(31,541,829)	(3,115,996)	(35,736,283)
Advisor Class
Shares sold	960,692	11,986,919	868,747	10,296,848
Shares redeemed	(968,989)	(12,017,964)	(2,800,578)	(32,663,174)
Net decrease	(8,297)	(31,045)	(1,931,831)	(22,366,326)
Class C
Shares sold	27,248	299,776	60,090	634,324
Shares redeemed	(273,911)	(3,037,527)	(285,067)	(2,963,224)
Net decrease	(246,663)	(2,737,751)	(224,977)	(2,328,900)
Institutional Class
Shares sold	12,857,077	158,675,132	24,485,726	286,031,730
Shares redeemed	(14,584,856)	(180,492,957)	(30,919,764)	(370,169,933)
Net decrease	(1,727,779)	(21,817,825)	(6,434,038)	(84,138,203)
Institutional 2 Class
Shares sold	681,209	8,430,438	2,484,197	29,365,043
Shares redeemed	(4,600,167)	(56,955,845)	(9,110,145)	(106,525,467)
Net decrease	(3,918,958)	(48,525,407)	(6,625,948)	(77,160,424)
Institutional 3 Class
Shares sold	6,969,812	84,736,278	14,246,765	167,233,276
Shares redeemed	(15,119,976)	(190,150,804)	(19,635,232)	(232,789,539)
Net decrease	(8,150,164)	(105,414,526)	(5,388,467)	(65,556,263)
Class R
Shares sold	67,158	789,731	133,453	1,506,743
Shares redeemed	(463,656)	(5,490,849)	(158,918)	(1,785,359)
Net decrease	(396,498)	(4,701,118)	(25,465)	(278,616)
Total net decrease	(17,043,331)	(214,769,501)	(23,746,722)	(287,565,015)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

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Columbia Emerging Markets Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect payment of sales charges, if any. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Class A
Year Ended 8/31/2024	$11.77	0.08	1.07	1.15	—	—	—	—
Year Ended 8/31/2023	$11.89	0.06	(0.18)	(0.12)	—	—	—	—
Year Ended 8/31/2022	$19.06	(0.04)	(6.88)	(6.92)	(0.16)	(0.07)	(0.02)	(0.25)
Year Ended 8/31/2021	$15.60	(0.08)	3.72	3.64	(0.18)	—	—	(0.18)
Year Ended 8/31/2020	$12.15	(0.04)	3.51	3.47	(0.02)	—	—	(0.02)
Advisor Class
Year Ended 8/31/2024	$12.07	0.11	1.11	1.22	—	—	—	—
Year Ended 8/31/2023	$12.17	0.08	(0.18)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.00 (f)	(7.02)	(7.02)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.03)	3.79	3.76	(0.22)	—	—	(0.22)
Year Ended 8/31/2020	$12.39	(0.01)	3.59	3.58	(0.05)	—	—	(0.05)
Class C
Year Ended 8/31/2024	$10.77	(0.02)	0.99	0.97	—	—	—	—
Year Ended 8/31/2023	$10.96	(0.03)	(0.16)	(0.19)	—	—	—	—
Year Ended 8/31/2022	$17.67	(0.15)	(6.35)	(6.50)	(0.12)	(0.07)	(0.02)	(0.21)
Year Ended 8/31/2021	$14.50	(0.20)	3.45	3.25	(0.08)	—	—	(0.08)
Year Ended 8/31/2020	$11.36	(0.13)	3.27	3.14	—	—	—	—
Institutional Class
Year Ended 8/31/2024	$11.98	0.11	1.10	1.21	—	—	—	—
Year Ended 8/31/2023	$12.08	0.10	(0.20)	(0.10)	—	—	—	—
Year Ended 8/31/2022	$19.32	0.01	(6.98)	(6.97)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.80	(0.03)	3.77	3.74	(0.22)	—	—	(0.22)
Year Ended 8/31/2020	$12.30	(0.01)	3.56	3.55	(0.05)	—	—	(0.05)
Institutional 2 Class
Year Ended 8/31/2024	$12.09	0.11	1.12	1.23	—	—	—	—
Year Ended 8/31/2023	$12.18	0.10	(0.19)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.46	0.01	(7.02)	(7.01)	(0.18)	(0.07)	(0.02)	(0.27)
Year Ended 8/31/2021	$15.92	(0.02)	3.79	3.77	(0.23)	—	—	(0.23)
Year Ended 8/31/2020	$12.38	0.01	3.60	3.61	(0.07)	—	—	(0.07)
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class A
Year Ended 8/31/2024	$12.92	9.77%	1.54% (c)	1.42% (c),(d)	0.64%	44%	$150,214
Year Ended 8/31/2023	$11.77	(1.01% )	1.50% (c)	1.44% (c),(d)	0.53%	44%	$167,308
Year Ended 8/31/2022	$11.89	(36.71% )	1.44% (c),(e)	1.44% (c),(d),(e)	(0.27% )	48%	$206,162
Year Ended 8/31/2021	$19.06	23.40%	1.43% (c)	1.43% (c),(d)	(0.45% )	16%	$356,033
Year Ended 8/31/2020	$15.60	28.56%	1.55% (c)	1.54% (c),(d)	(0.29% )	29%	$280,741
Advisor Class
Year Ended 8/31/2024	$13.29	10.11%	1.30% (c)	1.17% (c),(d)	0.89%	44%	$50,456
Year Ended 8/31/2023	$12.07	(0.82% )	1.25% (c)	1.19% (c),(d)	0.72%	44%	$45,925
Year Ended 8/31/2022	$12.17	(36.52% )	1.19% (c),(e)	1.19% (c),(d),(e)	0.03%	48%	$69,818
Year Ended 8/31/2021	$19.46	23.65%	1.18% (c)	1.18% (c),(d)	(0.17% )	16%	$112,719
Year Ended 8/31/2020	$15.92	28.92%	1.30% (c)	1.29% (c),(d)	(0.07% )	29%	$43,986
Class C
Year Ended 8/31/2024	$11.74	9.01%	2.29% (c)	2.18% (c),(d)	(0.14% )	44%	$5,925
Year Ended 8/31/2023	$10.77	(1.73% )	2.25% (c)	2.19% (c),(d)	(0.24% )	44%	$8,091
Year Ended 8/31/2022	$10.96	(37.18% )	2.19% (c),(e)	2.19% (c),(d),(e)	(1.04% )	48%	$10,706
Year Ended 8/31/2021	$17.67	22.45%	2.18% (c)	2.18% (c),(d)	(1.19% )	16%	$22,680
Year Ended 8/31/2020	$14.50	27.64%	2.30% (c)	2.29% (c),(d)	(1.04% )	29%	$15,742
Institutional Class
Year Ended 8/31/2024	$13.19	10.10%	1.29% (c)	1.17% (c),(d)	0.91%	44%	$460,366
Year Ended 8/31/2023	$11.98	(0.83% )	1.25% (c)	1.19% (c),(d)	0.84%	44%	$438,829
Year Ended 8/31/2022	$12.08	(36.52% )	1.20% (c),(e)	1.20% (c),(d),(e)	0.05%	48%	$520,117
Year Ended 8/31/2021	$19.32	23.70%	1.18% (c)	1.18% (c),(d)	(0.18% )	16%	$547,997
Year Ended 8/31/2020	$15.80	28.89%	1.30% (c)	1.29% (c),(d)	(0.04% )	29%	$260,558
Institutional 2 Class
Year Ended 8/31/2024	$13.32	10.17%	1.20% (c)	1.07% (c)	0.90%	44%	$50,631
Year Ended 8/31/2023	$12.09	(0.74% )	1.15% (c)	1.09% (c)	0.81%	44%	$93,313
Year Ended 8/31/2022	$12.18	(36.44% )	1.09% (c),(e)	1.09% (c),(e)	0.04%	48%	$174,660
Year Ended 8/31/2021	$19.46	23.77%	1.08% (c)	1.08% (c)	(0.09% )	16%	$391,145
Year Ended 8/31/2020	$15.92	29.19%	1.16% (c)	1.15% (c)	0.10%	29%	$238,994
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Financial Highlights (continued)

	Net asset value, beginning of period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	Distributions from net investment income	Distributions from net realized gains	Tax return of capital	Total distributions to shareholders
Institutional 3 Class
Year Ended 8/31/2024	$12.15	0.13	1.12	1.25	—	—	—	—
Year Ended 8/31/2023	$12.24	0.11	(0.20)	(0.09)	—	—	—	—
Year Ended 8/31/2022	$19.55	0.02	(7.05)	(7.03)	(0.19)	(0.07)	(0.02)	(0.28)
Year Ended 8/31/2021	$15.99	(0.01)	3.81	3.80	(0.24)	—	—	(0.24)
Year Ended 8/31/2020	$12.44	0.02	3.60	3.62	(0.07)	—	—	(0.07)

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense. For the periods indicated below, if interfund lending expense had been excluded, expenses would have been lower by:

Class	8/31/2024	8/31/2023	8/31/2022	8/31/2021	8/31/2020
Class A	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Advisor Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Class C	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 2 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%
Institutional 3 Class	less than 0.01%	0.01%	less than 0.01%	less than 0.01%	less than 0.01%

(d)	The benefits derived from expense reductions had an impact of less than 0.01%.
(e)	Ratios include line of credit interest expense which is less than 0.01%.
(f)	Rounds to zero.
The accompanying Notes to Financial Statements are an integral part of this statement.

Columbia Emerging Markets Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income (loss) ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Institutional 3 Class
Year Ended 8/31/2024	$13.40	10.29%	1.15% (c)	1.03% (c)	1.02%	44%	$398,170
Year Ended 8/31/2023	$12.15	(0.74% )	1.10% (c)	1.05% (c)	0.91%	44%	$460,178
Year Ended 8/31/2022	$12.24	(36.41% )	1.04% (c),(e)	1.04% (c),(e)	0.13%	48%	$529,223
Year Ended 8/31/2021	$19.55	23.84%	1.03% (c)	1.03% (c)	(0.03% )	16%	$920,211
Year Ended 8/31/2020	$15.99	29.18%	1.11% (c)	1.10% (c)	0.16%	29%	$661,552
The accompanying Notes to Financial Statements are an integral part of this statement.
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements
August 31, 2024
Note 1. Organization
Columbia Emerging Markets Fund (the Fund), a series of Columbia Funds Series Trust I (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers each of the share classes listed in the Statement of Assets and Liabilities. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Each share class has its own expense and sales charge structure. Different share classes may have different minimum initial investment amounts and pay different net investment income distribution amounts to the extent the expenses of distributing such share classes vary. Distributions to shareholders in a liquidation will be proportional to the net asset value of each share class.
As described in the Fund’s prospectus, Class A and Class C shares are offered to the general public for investment. Class C shares automatically convert to Class A shares after 8 years. Advisor Class, Institutional Class, Institutional 2 Class and Institutional 3 Class shares are available for purchase through authorized investment professionals to omnibus retirement plans or to institutional investors and to certain other investors as also described in the Fund’s prospectus.
The Fund’s Board of Trustees approved a proposal to liquidate Class R shares of the Fund. Effective on March 11, 2024, Class R shares of the Fund were closed to new and existing investors and effective on April 19, 2024, Class R shares of the Fund were liquidated. For federal tax purposes, this liquidation was treated as a redemption of fund shares.
The Board of Trustees of the Fund also approved a proposal to permit the exchange of Institutional Class shares held by certain financial intermediaries and omnibus group retirement plans, with specific permission from Columbia Management Investment Distributors, Inc., for newly created Class S shares, which commenced operations on October 2, 2024. Effective on October 4, 2024, shares held by those certain Institutional Class shareholders of the Fund were exchanged for Class S shares of the Fund. This was a tax-free transaction for existing Institutional Class shareholders.
In addition, the Board of Trustees of the Fund approved the conversion of all Advisor Class shares of the Fund to Institutional Class shares of the Fund and the subsequent elimination of Advisor Class shares. Effective on November 22, 2024, Advisor Class shares of the Fund will be converted to Institutional Class shares of the Fund. This will be a tax-free transaction for existing Advisor Class shareholders.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including, but not limited to, movements in the U.S. securities markets, certain depositary receipts, futures contracts and foreign exchange rates that have occurred subsequent to the close of the foreign exchange or market, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund intends to qualify each year as a regulated investment company under Subchapter M of the Internal Revenue Code, as amended, and will distribute substantially all of its investment company taxable income and net capital gain, if any, for its tax year, and as such will not be subject to federal income taxes. In addition, the Fund intends to distribute in each calendar year substantially all of its ordinary income, capital gain net income and certain other amounts, if any, such that the Fund should not be subject to federal excise tax. Therefore, no federal income or excise tax provision is recorded.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Distributions to shareholders
Distributions from net investment income, if any, are declared and paid annually. Net realized capital gains, if any, are distributed at least annually. Income distributions and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 1.10% to 0.70% as the Fund’s net assets increase. The effective management services fee rate for the year ended August 31, 2024 was 1.05% of the Fund’s average daily net assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Transfer agency fees
Under a Transfer and Dividend Disbursing Agent Agreement, Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, is responsible for providing transfer agency services to the Fund. The Transfer Agent has contracted with SS&C GIDS, Inc. (SS&C GIDS) to serve as sub-transfer agent. The Transfer Agent pays the fees of SS&C GIDS for services as sub-transfer agent and SS&C GIDS is not entitled to reimbursement for such fees from the Fund (with the exception of out-of-pocket fees).
The Fund pays the Transfer Agent a monthly transfer agency fee based on the number or the average value of accounts, depending on the type of account. In addition, the Fund pays the Transfer Agent a fee for shareholder services based on the number of accounts or on a percentage of the average aggregate value of the Fund’s shares maintained in omnibus accounts up to the lesser of the amount charged by the financial intermediary or a cap established by the Board of Trustees from time to time.
The Transfer Agent also receives compensation from the Fund for various shareholder services and reimbursements for certain out-of-pocket fees. Total transfer agency fees for Institutional 2 Class and Institutional 3 Class shares are subject to an annual limitation of not more than 0.07% and 0.02%, respectively, of the average daily net assets attributable to each share class. In addition, effective January 1, 2024 through December 31, 2024, Institutional 2 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.04% and Institutional 3 Class shares are subject to a contractual transfer agency fee annual limitation of not more than 0.00% of the average daily net assets attributable to each share class. Prior to January 1, 2024, Institutional 2 Class shares were subject to a contractual transfer agency fee annual limitation of not more than 0.05% of the average daily net assets attributable to that share class.
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
For the year ended August 31, 2024, the Fund’s effective transfer agency fee rates as a percentage of average daily net assets of each class were as follows:
Effective rate (%)
Class A	0.14
Advisor Class	0.14
Class C	0.15
Institutional Class	0.14
Institutional 2 Class	0.04
Institutional 3 Class	0.00
Class R	0.09 (a)

(a)	Unannualized.
An annual minimum account balance fee of $20 may apply to certain accounts with a value below the applicable share class’s initial minimum investment requirements to reduce the impact of small accounts on transfer agency fees. These minimum account balance fees are remitted to the Fund and recorded as part of expense reductions in the Statement of Operations. For the year ended August 31, 2024, these minimum account balance fees reduced total expenses of the Fund by $1,380.
Distribution and service fees
The Fund has entered into an agreement with Columbia Management Investment Distributors, Inc. (the Distributor), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution and shareholder services. The Board of Trustees has approved, and the Fund has adopted, distribution and shareholder service plans (the Plans) applicable to certain share classes, which set the distribution and service fees for the Fund. These fees are calculated daily and are intended to compensate the Distributor and/or eligible selling and/or servicing agents for selling shares of the Fund and providing services to investors.
Under the Plans, the Fund pays a monthly service fee to the Distributor at the maximum annual rate of 0.25% of the average daily net assets attributable to Class A and Class C shares of the Fund. Also under the Plans, the Fund pays a monthly distribution fee to the Distributor at the maximum annual rates of 0.75% and 0.50% of the average daily net assets attributable to Class C and Class R shares of the Fund, respectively. As a result of Class R shares of the Fund being liquidated, April 19, 2024 was the last day the Fund paid a distribution and service fee for Class R shares.
Sales charges (unaudited)
Sales charges, including front-end charges and contingent deferred sales charges (CDSCs), received by the Distributor for distributing Fund shares for the year ended August 31, 2024, if any, are listed below:
	Front End (%)	CDSC (%)	Amount ($)
Class A	5.75	0.50 - 1.00 (a)	39,010
Class C	—	1.00 (b)	106

(a)
This charge is imposed on certain investments of between $1 million and $50 million redeemed within 18 months after purchase, as follows: 1.00% if redeemed within 12 months after purchase, and 0.50% if redeemed more than 12, but less than 18, months after purchase, with certain limited exceptions.

(b)	This charge applies to redemptions within 12 months after purchase, with certain limited exceptions.
The Fund’s other share classes are not subject to sales charges.

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through December 31, 2024 (%)
Class A	1.43
Advisor Class	1.18
Class C	2.18
Institutional Class	1.18
Institutional 2 Class	1.07
Institutional 3 Class	1.03
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. In addition to the contractual agreement, the Investment Manager and certain of its affiliates have voluntarily agreed to waive fees and/or reimburse Fund expenses (excluding certain fees and expenses described above) so that Fund level expenses (expenses directly attributable to the Fund and not to a specific share class) are waived proportionately across all share classes. This arrangement may be revised or discontinued at any time. Reflected in the contractual cap commitment, effective January 1, 2024 through December 31, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.04% for Institutional 2 Class and 0.00% for Institutional 3 Class of the average daily net assets attributable to each share class, unless sooner terminated at the sole discretion of the Board of Trustees. Reflected in the contractual cap commitment, prior to January 1, 2024, is the Transfer Agent’s contractual agreement to limit total transfer agency fees to an annual rate of not more than 0.05% for Institutional 2 Class of the average daily net assets attributable to that share class. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Federal tax information
The timing and character of income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP because of temporary or permanent book to tax differences.
At August 31, 2024, these differences were primarily due to differing treatment for deferral/reversal of wash sale losses, passive foreign investment company (pfic) holdings, capital loss carryforwards, trustees’ deferred compensation, foreign currency transactions and foreign capital gains tax. To the extent these differences were permanent, reclassifications were made among the components of the Fund’s net assets. Temporary differences do not require reclassifications.
The following reclassifications were made:
Excess of distributions over net investment income ($)	Accumulated net realized (loss) ($)	Paid in capital ($)
(4,076,570)	4,076,570	—
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Net investment income (loss) and net realized gains (losses), as disclosed in the Statement of Operations, and net assets were not affected by this reclassification.
For the years ended August 31, 2024 and August 31, 2023, there were no distributions.
At August 31, 2024, the components of distributable earnings on a tax basis were as follows:
Undistributed ordinary income ($)	Undistributed long-term capital gains ($)	Capital loss carryforwards ($)	Net unrealized appreciation ($)
9,933,387	—	(252,263,663)	403,355,093
At August 31, 2024, the cost of all investments for federal income tax purposes along with the aggregate gross unrealized appreciation and depreciation based on that cost was:
Federal tax cost ($)	Gross unrealized appreciation ($)	Gross unrealized (depreciation) ($)	Net unrealized appreciation ($)
721,512,375	451,558,997	(48,203,904)	403,355,093
Tax cost of investments and unrealized appreciation/(depreciation) may also include timing differences that do not constitute adjustments to tax basis.
The following capital loss carryforwards, determined at August 31, 2024, may be available to reduce future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code. In addition, for the year ended August 31, 2024, capital loss carryforwards utilized, if any, were as follows:
No expiration short-term ($)	No expiration long-term ($)	Total ($)	Utilized ($)
(252,263,663)	—	(252,263,663)	7,370,119
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Note 5. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $501,004,483 and $702,881,567, respectively, for the year ended August 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Note 6. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Note 7. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended August 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	3,883,333	5.86	60
Interest expense incurred by the Fund is recorded as Interest on interfund lending in the Statement of Operations. The Fund had no outstanding interfund loans at August 31, 2024.
Note 8. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 26, 2023 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 26, 2023 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $950 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate plus, in each case, 1.00%.
The Fund had no borrowings during the year ended August 31, 2024.
Note 9. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Foreign securities and emerging market countries risk
Investing in foreign securities may involve heightened risks relative to investments in U.S. securities. Investing in foreign securities subjects the Fund to the risks associated with the issuer’s country of organization and places of business operations, including risks associated with political, regulatory, economic, social, diplomatic and other conditions or events occurring in the country or region, which may result in significant market volatility. In addition, certain foreign securities may be more volatile and less liquid than U.S. securities. Investing in emerging markets may increase these risks and expose the Fund to elevated risks associated with increased inflation, deflation or currency devaluation. To the extent that the Fund concentrates its investment exposure to any one or a few specific countries, the Fund will be particularly susceptible to the risks associated with the conditions, events or other factors impacting those countries or regions and may, therefore, have a greater risk than that of a fund that is more geographically diversified. The financial information and disclosure made available by issuers of emerging market securities may be considerably less reliable than publicly available information about other foreign securities. The Public Company Accounting Oversight Board, which regulates auditors of U.S. public companies, is unable to inspect audit work papers in certain foreign countries. Investors in foreign countries often have limited rights and few practical remedies to pursue shareholder claims, including class actions or fraud claims, and the ability of the U.S. Securities and Exchange Commission, the U.S. Department of Justice and other authorities to bring and enforce actions against foreign issuers or foreign persons is limited.
Geographic focus risk
The Fund may be particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers and countries within the specific geographic regions in which the Fund invests. The Fund’s net asset value may be more volatile than the net asset value of a more geographically diversified fund.
Asia Pacific Region. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers and countries in the Asia Pacific region. Many of the countries in the region are considered underdeveloped or developing, including from a political, economic and/or social perspective, and may have relatively unstable governments and economies based on limited business, industries and/or natural resources or commodities. Events in any one country within the region may impact other countries in the region or the region as a whole. As a result, events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified. This could result in increased volatility in the value of the Fund’s investments and losses for the Fund. Also, securities of some companies in the region can be less liquid than U.S. or other foreign securities, potentially making it difficult for the Fund to sell such securities at a desirable time and price.
Greater China. The Fund is particularly susceptible to economic, political, regulatory or other events or conditions affecting issuers in the Greater China region. The region consists of Hong Kong, The People’s Republic of China and Taiwan, among other countries, and the Fund’s investments in the region are particularly susceptible to risks in that region. The Hong Kong, Taiwanese, and Chinese economies are dependent on the economies of other countries and can be significantly affected by currency fluctuations and increasing competition from other emerging economies in Asia with lower costs. Adverse events in any one country within the region may impact the other countries in the region or Asia as a whole. As a result, adverse events in the region will generally have a greater effect on the Fund than if the Fund were more geographically diversified, which could result in greater volatility in the Fund’s net asset value and losses. Markets in the Greater China region can experience significant volatility due to social, economic, regulatory and political uncertainties. Changes in Chinese government policy and economic growth rates could significantly affect local markets and the entire Greater China region. China has yet to develop comprehensive securities, corporate, or commercial laws, its market is relatively new and less developed, and its economy is experiencing a relative slowdown. Export growth continues to be a major driver of China’s economic growth. As a result, a reduction in spending on Chinese products and services, the institution of additional tariffs or other trade barriers, including as a result of heightened trade tensions between China and the United States, or a downturn in any of the economies of China’s key trading partners may have an adverse impact on the Chinese economy.
India. The Fund is particularly susceptible to risks related to economic, political, regulatory or other events or conditions affecting issuers in India. Because the Fund has significant investments in Indian securities, its NAV will be much more sensitive to changes in economic, political and other factors within India than would a fund that invested in a variety of countries. Special risks include, among others, political and legal uncertainty, persistent religious, ethnic and border disputes, greater government control over the economy, currency fluctuations or blockage and the risk of nationalization or

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
expropriation of assets. Uncertainty regarding inflation and currency exchange rates, fiscal policy, credit ratings and the possibility that future harmful political actions will be taken by the Indian government, could negatively impact the Indian economy and securities markets, and thus adversely affect the Fund’s performance.
Information technology sector risk
The Fund is vulnerable to the particular risks that may affect companies in the information technology sector. Companies in the information technology sector are subject to certain risks, including the risk that new services, equipment or technologies will not be accepted by consumers and businesses or will become rapidly obsolete. Performance of such companies may be affected by factors including obtaining and protecting patents (or the failure to do so) and significant competitive pressures, including aggressive pricing of their products or services, new market entrants, competition for market share and short product cycles due to an accelerated rate of technological developments. Such competitive pressures may lead to limited earnings and/or falling profit margins. As a result, the value of their securities may fall or fail to rise. In addition, many information technology sector companies have limited operating histories and prices of these companies’ securities historically have been more volatile than other securities, especially over the short term. Some companies in the information technology sector are facing increased government and regulatory scrutiny and may be subject to adverse government or regulatory action, which could negatively impact the value of their securities.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
The large-scale invasion of Ukraine by Russia in February 2022 has resulted in sanctions and market disruptions, including declines in regional and global stock markets, unusual volatility in global commodity markets and significant devaluations of Russian currency. The extent and duration of the military action are impossible to predict but could continue to be significant. Market disruption caused by the Russian military action, and any countermeasures or responses thereto (including international sanctions, a downgrade in a country’s credit rating, purchasing and financing restrictions, boycotts, tariffs, changes in consumer or purchaser preferences, cyberattacks and espionage) could continue to have severe adverse impacts on regional and/or global securities and commodities markets, including markets for oil and natural gas. These impacts may include reduced market liquidity, distress in credit markets, further disruption of global supply chains, increased risk of inflation, restricted cross-border payments and limited access to investments and/or assets in certain international markets and/or issuers. These developments and other related events could negatively impact Fund performance.
Shareholder concentration risk
At August 31, 2024, one unaffiliated shareholder of record owned 38.4% of the outstanding shares of the Fund in one or more accounts. The Fund has no knowledge about whether any portion of those shares was owned beneficially. Affiliated shareholders of record owned 29.1% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
Variable interest entity risk
Many Chinese companies to which the Fund seeks investment exposure use a structure known as a variable interest entity (a VIE) to address Chinese restrictions on direct foreign investment in Chinese companies operating in certain sectors. The Fund’s investment exposure to VIEs may pose additional risks because the Fund’s investment is in a holding company domiciled outside of China (a Holding Company) whose interests in the business of the underlying Chinese operating company (the VIE) are established through contracts rather than equity ownership. The VIE structure is a longstanding practice in China that, until recently, was not acknowledged by the Chinese government, creating uncertainty over the possibility that the Chinese government might cease to tolerate VIE structures at any time or impose new restrictions on the structure. In such a scenario, the Chinese operating company could be subject to penalties, including revocation of its business and operating license, or the Holding Company could forfeit its interest in the business of the Chinese operating company. Further, in case of a dispute, the remedies and rights of the Fund may be limited, and such legal uncertainty may be exploited against the interests of the Fund. Control over a VIE may also be jeopardized if a natural person who holds the equity interest in the VIE breaches the terms of the contractual arrangements, is subject to legal proceedings, or if any physical instruments or property of the VIE, such as seals, business registration certificates, financial data and licensing arrangements (sometimes referred to as “chops”), are used without authorization. In the event of such an occurrence, the Fund, as a foreign investor, may have little or no legal recourse. In addition to the risk of government intervention, investments through a VIE structure are subject to the risks that the China-based company (or its officers, directors, or Chinese equity owners) may breach the contractual arrangements, that Chinese law changes in a way that adversely affects the enforceability of the arrangements and that the contracts are otherwise not enforceable under Chinese law, in which case a Fund may suffer significant losses on its investments through a VIE structure with little or no recourse available. Further, the Fund is not a VIE owner/shareholder and cannot exert influence through proxy voting or other means. Foreign companies listed on stock exchanges in the United States, including companies using the VIE structure, could also face delisting or other ramifications for failure to meet the expectations and/or requirements of U.S. regulators. Recently, however, China has proposed the adoption of rules which would affirm that VIEs are legally permissible, though there remains significant uncertainty over how these rules will operate. Any of these risks could reduce the liquidity and value of the Fund’s investments in Holding Companies or render them valueless.
Note 10. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued. Other than as noted in Note 1 and below, there were no items requiring adjustment of the financial statements or additional disclosure.
Following the period end, shareholders of the Fund redeemed $333,615,704, which represented approximately 29.9% of the Fund’s net assets as of August 31, 2024.
Note 11. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved in the normal course of business in legal proceedings which include regulatory inquiries, arbitration and litigation, including class actions concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could

Columbia Emerging Markets Fund  | 2024

Notes to Financial Statements (continued)
August 31, 2024
result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.
Columbia Emerging Markets Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Series Trust I and Shareholders of Columbia Emerging Markets Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of Columbia Emerging Markets Fund (one of the funds constituting Columbia Funds Series Trust I, referred to hereafter as the "Fund") as of August 31, 2024, the related statement of operations for the year ended August 31, 2024, the statement of changes in net assets for each of the two years in the period ended August 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended August 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of August 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended August 31, 2024 and the financial highlights for each of the five years in the period ended August 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of August 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
October 23, 2024
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.

Columbia Emerging Markets Fund  | 2024

 Federal Income Tax Information
(Unaudited)
The Fund hereby designates the following tax attributes for the fiscal year ended August 31, 2024. Shareholders will be notified in early 2025 of the amounts for use in preparing 2024 income tax returns.
Qualified dividend income	Foreign taxes paid to foreign countries	Foreign taxes paid per share to foreign countries	Foreign source income	Foreign source income per share
100.00%	$6,188,054	$0.07	$29,630,009	$0.35
Qualified dividend income. For taxable, non-corporate shareholders, the percentage of ordinary income distributed during the fiscal year that represents qualified dividend income subject to reduced tax rates.
Foreign taxes. The Fund makes the election to pass through to shareholders the foreign taxes paid. Eligible shareholders may claim a foreign tax credit. These taxes, and the corresponding foreign source income, are provided in the table above.
Columbia Emerging Markets Fund  | 2024

 Approval of Management Agreement
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to Columbia Emerging Markets Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds).
On an annual basis, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), considers renewal of the Management Agreement.  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Management Agreement.
The Board, at its June 27, 2024 Board meeting (the June Meeting), considered the renewal of the Management Agreement for an additional one-year term.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of the Management Agreement.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Management Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager under the Management Agreement, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).

Columbia Emerging Markets Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement.
Nature, extent and quality of services provided by the Investment Manager
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager, as well as its history, expertise, resources and relative capabilities, and the qualifications of its personnel.
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager. Among other things, the Board noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to the Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Management Agreement, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement, noting that no changes were proposed from the form of agreement previously approved.  The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Management Agreement supported the continuation of the Management Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception): (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board noted certain periods of underperformance, noting that appropriate steps (such as enhancements to the Fund’s investment process) were taken to help improve the Fund’s performance.
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s performance and reputation generally.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund and the Investment Manager, in light of other considerations, supported the continuation of the Management Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under the Management Agreement.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the
Columbia Emerging Markets Fund  | 2024

Approval of Management Agreement (continued)
(Unaudited)
Investment Manager’s profitability. The Board reviewed the fees charged to comparable institutional or other accounts/vehicles managed by the Investment Manager and discussed differences in how the products are managed and operated, thus explaining many of the differences in fees.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe.  The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees and expenses of the Fund, in light of other considerations, supported the continuation of the Management Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement.
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources. The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under the Management Agreement were fair and reasonable in light of the extent and quality of services provided and approved the renewal of the Management Agreement.

Columbia Emerging Markets Fund  | 2024

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Columbia Emerging Markets Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For a prospectus and summary prospectus, which contains this and other important information about the Fund, go to
columbiathreadneedleus.com/investor/. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2024 Columbia Management Investment Advisers, LLC.
columbiathreadneedleus.com/investor/
ANN142_08_P01_(10/24)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Series Trust I

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Daniel J. Beckman
Daniel J. Beckman, President and Principal Executive Officer

Date	October 23, 2024

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Chief Financial Officer,
Principal Financial Officer and Senior Vice President

Date	October 23, 2024

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2024